Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000202991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Adler Value Fund - Institutional Class
C000130673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wavelength Fund
Without Sales Load [Member] | C000202991
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	4.05%	8.59%
Without Sales Load [Member] | C000130673
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%	2.84%		4.28%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.78%	14.15%	15.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%	0.17%		1.70%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	22.70%	11.03%	11.73%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.59%	7.22%	8.86%
S&P/BGCantor US Treasury Bill 0-3 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.01%	3.55%		2.33%